Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended
	Nov. 30, 2024	Nov. 30, 2024
C000231252 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	36.78%	9.28%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.94%	9.43%